March 19, 2003


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

		RE:	Merrill Lynch U.S. Treasury Money Fund, Inc.
Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (Securities Act File No. 33-37537, Investment Company Act No. 811-6211)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of
1933, as amended (the "1933 Act"),
Merrill Lynch U.S. Treasury Money Fund, Inc. (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 17 to the Fund's
Registration Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment No. 17 to the Fund's
Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 14, 2003.

Very truly yours,

Merrill Lynch U.S. Treasury Money Fund, Inc



/s/ Phillip S. Gillespie
Phillip S. Gillespie
Secretary of the Fund